Financial Income and Expenses - Additional Information (Detail) € in Thousands					12 Months Ended
	Dec. 31, 2022 EUR (€)	Aug. 30, 2022 EUR (€) shares	Jul. 29, 2022 EUR (€)	Jul. 27, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 $ / shares	Aug. 30, 2022 $ / shares
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Percentage Of Voting Equity Interests Acquired							100.00%
Change in fair value of derivative warrant liabilities					€ 80,748	€ (68,953)
Par value per share | $ / shares							$ 5.32
Electromaps, S.L.
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Price of transaction		€ 1,799
Change in fair value of derivative warrant liabilities	€ 2,002
Electromaps, S.L. | Major business combination [member]
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Percentage Of Remaining Voting Equity Interests Acquired				49.00%
Percentage Of Voting Equity Interests Acquired				100.00%
Payments to acquire business combination		€ 150	€ 150
Number of instruments or interests issued or issuable | shares		163,861
Par value per share | $ / shares								$ 0.12